Financial and capital risk management - Effects of derivatives on statement of financial position and Net exposure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments classification
Current assets	$ 134	$ 288
Non-current assets	66	184
Current liabilities	328	94
Non-current liabilities	689	307
Derivative financial assets (liabilities)	$ (817)	71
Percentage of risk estimate	95.00%
Others
Financial instruments classification
Derivative financial assets (liabilities)	$ (2)	(77)
Derivatives not designated as hedge
Financial instruments classification
Current assets	134	288
Non-current assets	66	184
Current liabilities	328	94
Non-current liabilities	689	307
Derivatives not designated as hedge | Others
Financial instruments classification
Non-current assets	16	50
Derivative financial assets (liabilities)	(2)	(77)
Derivatives not designated as hedge | Foreign exchange and interest rate risk
Financial instruments classification
Current assets	7	117
Non-current assets	50	125
Current liabilities	251	75
Non-current liabilities	689	183
Derivative financial assets (liabilities)	(883)	(16)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | CDI & TJLP vs. US$ fixed and floating rate swap
Financial instruments classification
Current assets		13
Current liabilities	111	48
Non-current liabilities	525	80
Derivative financial assets (liabilities)	(636)	(115)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | IPCA swap
Financial instruments classification
Current assets	7	82
Non-current assets	38	117
Current liabilities	72	13
Non-current liabilities	100	37
Derivative financial assets (liabilities)	(127)	149
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Eurobonds Swap
Financial instruments classification
Non-current assets	3
Current liabilities	4	6
Non-current liabilities		29
Derivative financial assets (liabilities)	(1)	(35)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Pre-dollar swap
Financial instruments classification
Current assets		21
Non-current assets	9	8
Current liabilities	62	8
Non-current liabilities	58	37
Derivative financial assets (liabilities)	(111)	(16)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Libor swap
Financial instruments classification
Current liabilities	1
Non-current liabilities	6
Derivative financial assets (liabilities)	(7)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Forward transactions
Financial instruments classification
Current assets		1
Current liabilities	1
Derivative financial assets (liabilities)	(1)	1
Derivatives not designated as hedge | Commodities price risk
Financial instruments classification
Current assets	127	171
Non-current assets		9
Current liabilities	59	12
Non-current liabilities		4
Derivative financial assets (liabilities)	68	164
Derivatives not designated as hedge | Commodities price risk | Nickel
Financial instruments classification
Current assets	30	151
Non-current assets		9
Current liabilities	46	4
Non-current liabilities		4
Derivatives not designated as hedge | Commodities price risk | Bunker oil, Gasoil and Brent
Financial instruments classification
Current assets	97	20
Current liabilities	13	8
Derivatives not designated as hedge | Commodities price risk | Base metals products
Financial instruments classification
Derivative financial assets (liabilities)	(16)	152
Derivatives not designated as hedge | Commodities price risk | Gasoil Brent and Freight
Financial instruments classification
Derivative financial assets (liabilities)	84	12
Derivatives not designated as hedge | Others
Financial instruments classification
Non-current assets	16	50
Current liabilities	18	7
Non-current liabilities		120
Derivatives not designated as hedge | Others | Others
Financial instruments classification
Current liabilities	$ 18	7
Non-current liabilities		$ 120